Rental income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Rents	$ 200,267,401	$ 166,875,957	$ 154,954,624
Energy income	1,940,693	1,831,137	571,684
Reimbursable building services	11,240,202	9,318,367	5,172,077
Rental income	$ 213,448,296	$ 178,025,461	$ 160,698,385